SHARE CAPITAL (Details) (Common shares [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Maximum [Member]	Feb. 06, 2013 Maximum [Member]
SHARE CAPITAL
Shares repurchased	510,439	800,000
Average price of shares repurchased (in dollars per share)		$ 7.89	$ 11.31
Shares authorized to be repurchased				1,529,687